Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Entity Registrant Name	AKAMAI TECHNOLOGIES INC
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0001086222
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-27275
Entity Tax Identification Number	04-3432319
Entity Address, Address Line One	145 Broadway
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	444-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	AKAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false